Consolidated Statements of Comprehensive Loss ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Statement of Comprehensive Income [Abstract]
Net loss attributable to APGL equity Shareholders	₨ (2,285)	$ (27.8)	₨ (2,104)	₨ (4,206)
Add: Non-controlling interest	(37)	(0.5)	(22)	5
Less: Total comprehensive income attributable to non-controlling interest, included in other comprehensive loss/(gain)
Other comprehensive (loss)/gain, net of tax
Foreign currency translation	(4,603)	(56.0)	2,943	1,600
Effective portion of cash flow hedge	3,448	42.0	(5,227)	(778)
Income tax effect on effective portion of cash flow hedge	(581)	(7.1)	753	143
Unrealized loss on available-for-sale securities
Income tax effect on unrealized gain/(loss) on available for sale of securities
Total other comprehensive (loss)/gain	(1,736)	(21.1)	(1,531)	965
Total comprehensive income/ (loss)	₨ (4,058)	$ (49.4)	₨ (3,657)	₨ (3,236)